Expense Example - FidelityNewYorkMunicipalMoneyMarketFund-RetailPRO - FidelityNewYorkMunicipalMoneyMarketFund-RetailPRO - Fidelity New York Municipal Money Market Fund - Fidelity New York Municipal Money Market Fund
Apr. 01, 2025 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530